Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000816153
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2024
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Retail | Thornburg Global Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 160, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 214, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 92.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.07%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment goal by investing primarily in a broad range of equity securities, including common stocks, preferred stocks and publicly traded real estate investment trusts. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including smaller companies with market capitalizations less than $500 million.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon Thornburg’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled in or economically tied to countries outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI All Country World Net Total Return USD Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	21.72	6/30/2020
Lowest Quarterly Results	-24.82	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Global Opportunities Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retail | Thornburg Global Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg Global Opportunities Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retail | Thornburg Global Opportunities Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retail | Thornburg Global Opportunities Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retail | Thornburg Global Opportunities Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg Global Opportunities Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retail | Thornburg Global Opportunities Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retail | Thornburg Global Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Retail | Thornburg Global Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg Global Opportunities Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg Global Opportunities Fund | Real Estate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Retail | Thornburg Global Opportunities Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg Global Opportunities Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retail | Thornburg Global Opportunities Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg Global Opportunities Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Retail | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 579
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	852
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,979
Annual Return 2014	rr_AnnualReturn2014	18.44%
Annual Return 2015	rr_AnnualReturn2015	1.12%
Annual Return 2016	rr_AnnualReturn2016	3.64%
Annual Return 2017	rr_AnnualReturn2017	21.64%
Annual Return 2018	rr_AnnualReturn2018	(20.92%)
Annual Return 2019	rr_AnnualReturn2019	28.35%
Annual Return 2020	rr_AnnualReturn2020	22.32%
Annual Return 2021	rr_AnnualReturn2021	14.42%
Annual Return 2022	rr_AnnualReturn2022	(10.35%)
Annual Return 2023	rr_AnnualReturn2023	15.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.82%)
1 Year	rr_AverageAnnualReturnYear01	10.69%
5 Years	rr_AverageAnnualReturnYear05	12.26%
10 Years	rr_AverageAnnualReturnYear10	7.85%
Retail | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.78%
5 Years	rr_AverageAnnualReturnYear05	10.39%
10 Years	rr_AverageAnnualReturnYear10	6.79%
Retail | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05	9.36%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Retail | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class A | MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Retail | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,462
1 Year	rr_AverageAnnualReturnYear01	13.93%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Retail | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class C | MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Retail | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,288
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	13.63%
10 Years	rr_AverageAnnualReturnYear10	8.69%
Retail | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class I | MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Retail | Thornburg International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary, non-fundamental goal of the Fund is to seek some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 160, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 214, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 92.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.13%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of non-U.S. companies and in depositary receipts associated with such stocks. The Fund may invest in developing countries. Under normal conditions, the Fund will invest at least 80% of its net assets in common stocks or depositary receipts. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets in common stocks or depositary receipts may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in International Equity Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI All Country World ex USA Net Total Return USD Index (primary index) and the MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index (secondary index), each of which is a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in International Equity Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	18.62	12/31/2022
Lowest Quarterly Results	-19.54	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg International Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retail | Thornburg International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg International Equity Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retail | Thornburg International Equity Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retail | Thornburg International Equity Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retail | Thornburg International Equity Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg International Equity Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retail | Thornburg International Equity Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retail | Thornburg International Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retail | Thornburg International Equity Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg International Equity Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg International Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg International Equity Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retail | Thornburg International Equity Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg International Equity Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Retail | Thornburg International Equity Fund | Risks Affecting Investments in China [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Investments in China – A significant portion of the Fund’s assets may be invested in companies exposed to China. Risks affecting investments in China include a potential downturn in the Chinese economy, reduced liquidity or increased price volatility in the Chinese securities markets as a result of trading suspensions affecting Chinese issuers or other factors, the potential that the Chinese government may expand restrictions on foreign investments or the repatriation of capital, and the implementation of new tariffs or other trade barriers by China or its trading partners. A lack of transparency respecting Chinese companies may also reduce the Fund’s ability to conduct diligence respecting those companies’ accounting and governance standards, which may in turn reduce the Fund’s ability to detect fraudulent practices that may adversely affect the companies’ stock prices.

Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGVAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 570
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,095
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,872
Annual Return 2014	rr_AnnualReturn2014	(5.90%)
Annual Return 2015	rr_AnnualReturn2015	6.26%
Annual Return 2016	rr_AnnualReturn2016	(2.74%)
Annual Return 2017	rr_AnnualReturn2017	24.98%
Annual Return 2018	rr_AnnualReturn2018	(20.05%)
Annual Return 2019	rr_AnnualReturn2019	28.66%
Annual Return 2020	rr_AnnualReturn2020	22.36%
Annual Return 2021	rr_AnnualReturn2021	7.26%
Annual Return 2022	rr_AnnualReturn2022	(17.01%)
Annual Return 2023	rr_AnnualReturn2023	15.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.54%)
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	9.15%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.63%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	6.75%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class A | MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class A | MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,452
1 Year	rr_AverageAnnualReturnYear01	13.71%
5 Years	rr_AverageAnnualReturnYear05	9.35%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class C | MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class C | MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,226
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	10.50%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class I | MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Retail | Thornburg International Equity Fund | Thornburg International Equity Fund - Class I | MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Retail | Thornburg Better World International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Better World International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 160, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 214, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 92.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.23%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment goal by investing primarily in a broad range of foreign equity securities or depositary receipts of foreign equity securities. When considering investments for the Fund, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), combines fundamental research on issuers with analysis of significant environmental, social and governance (“ESG”) characteristics, which Thornburg defines as those ESG factors that may materially affect an issuer’s risk and return profile and, accordingly, the issuer’s long-term investment performance.

The Fund may invest in any stock or other equity security which Thornburg believes may assist the Fund in pursuing its goal, including common stocks, preferred stocks and publicly traded real estate investment trusts. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies. The Fund may also invest in developing country companies.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time.

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions also include consideration of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities.

The Fund seeks to invest in companies which in Thornburg’s view are trading at discount to their intrinsic value and also demonstrate one or more significant positive ESG characteristics. Through Thornburg’s fundamental research process, Thornburg evaluates each potential investment based on a variety of factors, including traditional investment criteria such as the company’s ability to effectively allocate capital, willingness to pay dividends and repurchase shares, ability to sustain a competitive advantage, and ability to grow its core business. As part of its research process for the Fund’s investments, Thornburg also assesses each issuer’s ESG characteristics, focusing on those ESG characteristics which Thornburg believes are significant insofar as they are expected to materially affect the issuer’s investment performance. The specific ESG characteristics which Thornburg determines to be significant will vary over time and among different financial sectors and industries, but will generally include the following:

•Environmental characteristics, such as an issuer’s emissions and energy management practices;

•Social capital characteristics, such as an issuer’s data security and privacy practices;

•Human capital characteristics, such as an issuer’s labor practices;

•Business model and innovation characteristics, such as an issuer’s supply chain management practices; and

•Leadership and governance characteristics, such as an issuer’s practices toward managing legal and regulatory risks.

While Thornburg makes its own judgments about the ESG characteristics of each investment, Thornburg’s approach may be informed by third party data and other research tools, including consideration of the list of material ESG factors established by the Sustainability Accounting Standards Board.

Market observers differ in their perspectives and understanding of the importance of ESG factors to investment decisions. In its evaluation of potential investments, Thornburg may identify as significant certain ESG characteristics that are different from the characteristics that other investors may consider significant. Thornburg consequently may not consider the same ESG characteristics that other investors might consider in evaluating a potential investment. Similarly, Thornburg may assess the significance of ESG characteristics differently than some other investors, assigning either greater or lesser emphasis to a characteristic than another investor might assign.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in Better World International Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares of the Fund have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI All Country World ex USA Net Total Return USD Index, net of withholding taxes on dividends, which is a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Better World International Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	22.85	6/30/2020
Lowest Quarterly Results	-19.58	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Retail | Thornburg Better World International Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retail | Thornburg Better World International Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg Better World International Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retail | Thornburg Better World International Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retail | Thornburg Better World International Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retail | Thornburg Better World International Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg Better World International Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retail | Thornburg Better World International Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retail | Thornburg Better World International Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Retail | Thornburg Better World International Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg Better World International Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg Better World International Fund | Real Estate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Retail | Thornburg Better World International Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg Better World International Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retail | Thornburg Better World International Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg Better World International Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Retail | Thornburg Better World International Fund | Risks Affecting Investments in China [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Investments in China – A significant portion of the Fund’s assets may be invested in companies exposed to China. Risks affecting investments in China include a potential downturn in the Chinese economy, reduced liquidity or increased price volatility in the Chinese securities markets as a result of trading suspensions affecting Chinese issuers or other factors, the potential that the Chinese government may expand restrictions on foreign investments or the repatriation of capital, and the implementation of new tariffs or other trade barriers by China or its trading partners. A lack of transparency respecting Chinese companies may also reduce the Fund’s ability to conduct diligence respecting those companies’ accounting and governance standards, which may in turn reduce the Fund’s ability to detect fraudulent practices that may adversely affect the companies’ stock prices.

Retail | Thornburg Better World International Fund | ESG Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Investing Risk – Thornburg’s assessments of company ESG characteristics may result in decisions not to purchase, or to sell, investments which are otherwise consistent with the Fund’s investment goal and subsequently produce attractive investment performance, and Thornburg’s assessments of these characteristics may at times reduce the Fund’s exposure to market sectors or types of investments that produce positive investment performance. The application of ESG principles and the perceptions of the commitment of a given company to ESG principles vary among investors, analysts and other market observers. Consequently, Thornburg’s assessments respecting the ESG characteristics associated with any company may differ from the perceptions of other persons, including other mutual funds. Additionally, it may be difficult in certain instances for Thornburg to evaluate correctly a company’s commitment to positive ESG practices, and a failure to do so may result in investment in companies with practices that are not consistent with the Fund’s aspirations.

Retail | Thornburg Better World International Fund | Thornburg Better World International Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBWAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 605
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	932
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,265
Annual Return 2016	rr_AnnualReturn2016	6.76%
Annual Return 2017	rr_AnnualReturn2017	21.88%
Annual Return 2018	rr_AnnualReturn2018	(14.28%)
Annual Return 2019	rr_AnnualReturn2019	23.72%
Annual Return 2020	rr_AnnualReturn2020	25.85%
Annual Return 2021	rr_AnnualReturn2021	(18.48%)
Annual Return 2022	rr_AnnualReturn2022	20.39%
Annual Return 2023	rr_AnnualReturn2023	12.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.58%)
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	10.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Retail | Thornburg Better World International Fund | Thornburg Better World International Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	9.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Retail | Thornburg Better World International Fund | Thornburg Better World International Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	7.88%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Retail | Thornburg Better World International Fund | Thornburg Better World International Fund - Class A | MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Retail | Thornburg Better World International Fund | Thornburg Better World International Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBWCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.85%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 322
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	815
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,102
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	815
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,102
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	10.60%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Retail | Thornburg Better World International Fund | Thornburg Better World International Fund - Class C | MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Retail | Thornburg Better World International Fund | Thornburg Better World International Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	657
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,491
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	12.04%
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Retail | Thornburg Better World International Fund | Thornburg Better World International Fund - Class I | MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Retail | Thornburg International Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 160, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 214, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 92.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.24%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its net assets in foreign securities or depositary receipts of foreign securities. However, the Fund may own a variety of securities, including domestic equity securities. The Fund may invest in developing countries. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leader: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Grower: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. This approach may at times produce a greater emphasis on investment in certain industries or economic sectors, such as technology, financial services, healthcare or biotechnology. The Fund does not have a strategy to invest in particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total return for Class A shares has been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI All Country World ex USA Growth Net Total Return USD Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	25.93	6/30/2020
Lowest Quarterly Results	-17.74	12/31/2018

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg International Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retail | Thornburg International Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg International Growth Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retail | Thornburg International Growth Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retail | Thornburg International Growth Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retail | Thornburg International Growth Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg International Growth Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retail | Thornburg International Growth Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retail | Thornburg International Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Retail | Thornburg International Growth Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg International Growth Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg International Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg International Growth Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retail | Thornburg International Growth Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg International Growth Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies, including smaller, earlier stage companies, may involve additional risks. These risks may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Retail | Thornburg International Growth Fund | Thornburg International Growth Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 584
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	867
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,171
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,033
Annual Return 2014	rr_AnnualReturn2014	(12.46%)
Annual Return 2015	rr_AnnualReturn2015	6.33%
Annual Return 2016	rr_AnnualReturn2016	(5.05%)
Annual Return 2017	rr_AnnualReturn2017	34.33%
Annual Return 2018	rr_AnnualReturn2018	(17.01%)
Annual Return 2019	rr_AnnualReturn2019	25.87%
Annual Return 2020	rr_AnnualReturn2020	33.94%
Annual Return 2021	rr_AnnualReturn2021	(4.46%)
Annual Return 2022	rr_AnnualReturn2022	(26.33%)
Annual Return 2023	rr_AnnualReturn2023	17.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.74%)
1 Year	rr_AverageAnnualReturnYear01	12.63%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	2.79%
Retail | Thornburg International Growth Fund | Thornburg International Growth Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.53%
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Retail | Thornburg International Growth Fund | Thornburg International Growth Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Retail | Thornburg International Growth Fund | Thornburg International Growth Fund - Class A | MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Retail | Thornburg International Growth Fund | Thornburg International Growth Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[11]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,615
1 Year	rr_AverageAnnualReturnYear01	15.85%
5 Years	rr_AverageAnnualReturnYear05	6.08%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Retail | Thornburg International Growth Fund | Thornburg International Growth Fund - Class C | MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Retail | Thornburg International Growth Fund | Thornburg International Growth Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TINGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,288
1 Year	rr_AverageAnnualReturnYear01	18.41%
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Retail | Thornburg International Growth Fund | Thornburg International Growth Fund - Class I | MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Retail | Thornburg Developing World Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Developing World Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment goal is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charge applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 160, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 214, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 92.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.64%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charge applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets in equity securities of issuers which Thornburg views as having substantial economic ties to one or more developing countries. The material factors that Thornburg considers when determining whether an issuer has substantial economic ties to a developing country include whether the issuer:

•is included in the MSCI Emerging Markets Index;

•is organized or headquartered in an developing country, or maintains most of its assets in one or more such countries;

•has a primary listing for its securities on a stock exchange of a developing country; or

•derives a majority of its profits, revenues, sales, or income from one or more developing countries.

Currently, Thornburg considers developing countries to include most Central and South American, African, Asian (including the Middle and Near East, and the Indian subcontinent) and Central and Eastern European nations.

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different developing countries.

The Fund’s policy of investing at least 80% of its net assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. The Fund typically makes its equity investments in the following three types of issuers:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI Emerging Markets Net Total Return USD Index, which represents a broad measure of equity market performance of emerging markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	21.64	12/31/2020
Lowest Quarterly Results	-24.81	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Developing World Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retail | Thornburg Developing World Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg Developing World Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retail | Thornburg Developing World Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retail | Thornburg Developing World Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retail | Thornburg Developing World Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg Developing World Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retail | Thornburg Developing World Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

Retail | Thornburg Developing World Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Retail | Thornburg Developing World Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg Developing World Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Retail | Thornburg Developing World Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg Developing World Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retail | Thornburg Developing World Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg Developing World Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Retail | Thornburg Developing World Fund | Risks Affecting Investments in China [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Investments in China – A significant portion of the Fund’s assets may be invested in companies exposed to China. Risks affecting investments in China include a potential downturn in the Chinese economy, reduced liquidity or increased price volatility in the Chinese securities markets as a result of trading suspensions affecting Chinese issuers or other factors, the potential that the Chinese government may expand restrictions on foreign investments or the repatriation of capital, and the implementation of new tariffs or other trade barriers by China or its trading partners. A lack of transparency respecting Chinese companies may also reduce the Fund’s ability to conduct diligence respecting those companies’ accounting and governance standards, which may in turn reduce the Fund’s ability to detect fraudulent practices that may adversely affect the companies’ stock prices.

Retail | Thornburg Developing World Fund | Thornburg Developing World Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 605
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	932
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,265
Annual Return 2014	rr_AnnualReturn2014	(3.04%)
Annual Return 2015	rr_AnnualReturn2015	(15.34%)
Annual Return 2016	rr_AnnualReturn2016	2.55%
Annual Return 2017	rr_AnnualReturn2017	35.31%
Annual Return 2018	rr_AnnualReturn2018	(15.18%)
Annual Return 2019	rr_AnnualReturn2019	29.03%
Annual Return 2020	rr_AnnualReturn2020	22.66%
Annual Return 2021	rr_AnnualReturn2021	(3.01%)
Annual Return 2022	rr_AnnualReturn2022	(25.78%)
Annual Return 2023	rr_AnnualReturn2023	6.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
1 Year	rr_AverageAnnualReturnYear01	1.37%
5 Years	rr_AverageAnnualReturnYear05	2.92%
10 Years	rr_AverageAnnualReturnYear10	1.10%
Retail | Thornburg Developing World Fund | Thornburg Developing World Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	0.86%
Retail | Thornburg Developing World Fund | Thornburg Developing World Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.80%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	0.74%
Retail | Thornburg Developing World Fund | Thornburg Developing World Fund Class A | MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Retail | Thornburg Developing World Fund | Thornburg Developing World Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 336
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	746
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,749
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	746
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,282
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,749
1 Year	rr_AverageAnnualReturnYear01	4.28%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	0.78%
Retail | Thornburg Developing World Fund | Thornburg Developing World Fund Class C | MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Retail | Thornburg Developing World Fund | Thornburg Developing World Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	679
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,524
1 Year	rr_AverageAnnualReturnYear01	6.58%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	1.97%
Retail | Thornburg Developing World Fund | Thornburg Developing World Fund Class I | MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Retail | Thornburg Small/Mid Cap Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small/Mid Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary, non-fundamental goal of the Fund is to seek some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 160, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 214, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 92.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.54%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in small- and mid-capitalization companies. The Fund currently defines small- and mid-capitalization companies to be those within the market capitalization range comprised by the Russell 2500 Index – Total Return. As of November 30, 2023, the market capitalization range of the Russell 2500 Index – Total Return was approximately $23.93 million to $21.11 billion. The Russell 2500 Index – Total Return is completely reconstituted on an annual basis by the index provider, which generally results in updates to the capitalization range of the index and to the companies included in the index. The capitalization range of companies in which the Fund invests will in general also change annually to reflect the reconstitution of the index. The Fund may change the definition of what constitutes “small- and mid-capitalization companies” without advance notice to shareholders. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

The Fund expects to invest primarily in domestic common stocks. However, the Fund may own foreign common stocks which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

With its core approach to stock selection, the Fund seeks to invest in a broadly diversified portfolio of companies the Fund categorizes as basic values, consistent earners, and emerging franchises, as described in more detail below. The relative proportions of securities invested in each of those categories will vary over time.

Thornburg primarily takes a bottom-up, fundamental view in determining the attractiveness of individual securities and in making investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential

•durable business model

•industry growth potential

•innovation driving the potential to disrupt entrenched competitors

•intrinsic value appreciation potential

•potential size of addressable market

•management strength

•leverage

•return on invested capital

•valuation metrics, including: price/earnings (“PE”) ratio; enterprise value/revenue ratio; PE/growth rate ratio, enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio; and free cash flow yield.

The Fund categorizes its investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth and profitability, and consistent cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets in small- and mid-capitalization companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 2500 Index—Total Return, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	18.89	6/30/2020
Lowest Quarterly Results	-26.30	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Retail | Thornburg Small/Mid Cap Core Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retail | Thornburg Small/Mid Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg Small/Mid Cap Core Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retail | Thornburg Small/Mid Cap Core Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg Small/Mid Cap Core Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retail | Thornburg Small/Mid Cap Core Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retail | Thornburg Small/Mid Cap Core Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg Small/Mid Cap Core Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg Small/Mid Cap Core Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg Small/Mid Cap Core Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg Small/Mid Cap Core Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Retail | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVAFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[16]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 582
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	861
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,011
Annual Return 2014	rr_AnnualReturn2014	11.50%
Annual Return 2015	rr_AnnualReturn2015	3.41%
Annual Return 2016	rr_AnnualReturn2016	6.60%
Annual Return 2017	rr_AnnualReturn2017	23.33%
Annual Return 2018	rr_AnnualReturn2018	(9.69%)
Annual Return 2019	rr_AnnualReturn2019	28.88%
Annual Return 2020	rr_AnnualReturn2020	11.71%
Annual Return 2021	rr_AnnualReturn2021	13.83%
Annual Return 2022	rr_AnnualReturn2022	(19.55%)
Annual Return 2023	rr_AnnualReturn2023	13.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.30%)
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	7.33%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Retail | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	5.96%
Retail | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.76%
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Retail | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class A | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.42%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	8.36%
Retail | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVCFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[18]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 337
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,353
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	237
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,353
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,906
1 Year	rr_AverageAnnualReturnYear01	11.04%
5 Years	rr_AverageAnnualReturnYear05	7.38%
10 Years	rr_AverageAnnualReturnYear10	6.52%
Retail | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class C | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.42%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	8.36%
Retail | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVIFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,305
1 Year	rr_AverageAnnualReturnYear01	13.61%
5 Years	rr_AverageAnnualReturnYear05	8.73%
10 Years	rr_AverageAnnualReturnYear10	7.80%
Retail | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class I | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.42%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	8.36%
Retail | Thornburg Small/Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small/Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 160, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 214, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 92.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.46%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in small- and mid-capitalization companies. The Fund currently defines small- and mid-capitalization companies to be those within the market capitalization range comprised by the Russell 2500 Growth Index – Total Return. As of November 30, 2023, the market capitalization range of the Russell 2500 Growth Index – Total Return was approximately $23.93 million to $21.11 billion. The Russell 2500 Growth Index – Total Return is completely reconstituted on an annual basis by the index provider, which generally results in updates to the capitalization range of the index and to the companies included in the index. The capitalization range of companies in which the Fund invests will in general also change annually to reflect the reconstitution of the index. The Fund may change the definition of what constitutes “small- and mid-capitalization companies” without advance notice to shareholders. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

The Fund expects to invest primarily in domestic common stocks. However, the Fund may own foreign common stocks which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goal.

The Fund seeks to invest in a diversified portfolio of companies the Fund categorizes as consistent growers, disruptors, and emerging franchises, as described in more detail below. The relative proportions of securities invested in each of those categories will vary over time.

Thornburg primarily takes a bottom-up, fundamental view in determining the attractiveness of individual securities and in making investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential

•durable business model

•industry growth potential

•innovation driving the potential to disrupt entrenched competitors

•intrinsic value appreciation potential

•potential size of addressable market

•management strength

•leverage

•return on invested capital

•valuation metrics, including: price/earnings (“PE”) ratio; enterprise value/revenue ratio; PE/growth rate ratio, enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio; and free cash flow yield.

The Fund categorizes its equity investments in the following three categories:

Consistent Grower: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Disruptor: Companies which are at the early stages of growth; which usually possess highly innovative or differentiated products and services, but which may require substantial additional time or investment to capitalize on market opportunities and achieve profitability.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets in small- and mid-capitalization companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 2500 Growth Index—Total Return, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	30.93	6/30/2020
Lowest Quarterly Results	-24.94	6/30/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Small/Mid Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retail | Thornburg Small/Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg Small/Mid Cap Growth Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retail | Thornburg Small/Mid Cap Growth Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg Small/Mid Cap Growth Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retail | Thornburg Small/Mid Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retail | Thornburg Small/Mid Cap Growth Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg Small/Mid Cap Growth Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg Small/Mid Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg Small/Mid Cap Growth Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg Small/Mid Cap Growth Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Retail | Thornburg Small/Mid Cap Growth Fund | Information Technology Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Securities Risk – Information technology companies may at times be more vulnerable to product obsolescence caused by rapid technology changes, the failure to obtain or maintain intellectual property rights, the inability to develop new products, competition from new and existing market entrants, and changes in consumer preferences. Information technology stocks may also be more volatile than the overall market.

Retail | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THCGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[19]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 588
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,075
Annual Return 2014	rr_AnnualReturn2014	0.07%
Annual Return 2015	rr_AnnualReturn2015	2.78%
Annual Return 2016	rr_AnnualReturn2016	(2.35%)
Annual Return 2017	rr_AnnualReturn2017	23.91%
Annual Return 2018	rr_AnnualReturn2018	(2.56%)
Annual Return 2019	rr_AnnualReturn2019	28.91%
Annual Return 2020	rr_AnnualReturn2020	41.65%
Annual Return 2021	rr_AnnualReturn2021	(4.32%)
Annual Return 2022	rr_AnnualReturn2022	(34.19%)
Annual Return 2023	rr_AnnualReturn2023	19.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.94%)
1 Year	rr_AverageAnnualReturnYear01	14.20%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Retail | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.20%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Retail | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.41%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Retail | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class A | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Retail | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[20]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.84%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 337
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,023
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	237
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	808
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,023
1 Year	rr_AverageAnnualReturnYear01	17.52%
5 Years	rr_AverageAnnualReturnYear05	5.69%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Retail | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class C | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Retail | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THIGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,316
1 Year	rr_AverageAnnualReturnYear01	20.15%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	5.67%
Retail | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class I | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Retail | Thornburg Investment Income Builder Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Investment Income Builder Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment goal is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 160, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 214, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 92.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.28%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its net assets in income-producing securities, and at least 50% of its net assets in common stocks. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

The Fund may invest in any stock or other equity security which the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock and publicly traded real estate investment trusts. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to a Blended Benchmark comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD,

which represents a broad measure of bond market performance, and 75% MSCI World Net Total Return USD Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	15.96	12/31/2020
Lowest Quarterly Results	-25.98	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Investment Income Builder Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Retail | Thornburg Investment Income Builder Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg Investment Income Builder Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retail | Thornburg Investment Income Builder Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retail | Thornburg Investment Income Builder Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retail | Thornburg Investment Income Builder Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg Investment Income Builder Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retail | Thornburg Investment Income Builder Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Retail | Thornburg Investment Income Builder Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retail | Thornburg Investment Income Builder Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg Investment Income Builder Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retail | Thornburg Investment Income Builder Fund | Real Estate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Retail | Thornburg Investment Income Builder Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg Investment Income Builder Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retail | Thornburg Investment Income Builder Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg Investment Income Builder Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulty in valuing or selling these investments.

Retail | Thornburg Investment Income Builder Fund | High Yield Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Retail | Thornburg Investment Income Builder Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Retail | Thornburg Investment Income Builder Fund | Prepayment and Extension Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Retail | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[22]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 564
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,065
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,806
Annual Return 2014	rr_AnnualReturn2014	4.54%
Annual Return 2015	rr_AnnualReturn2015	(5.37%)
Annual Return 2016	rr_AnnualReturn2016	9.50%
Annual Return 2017	rr_AnnualReturn2017	14.78%
Annual Return 2018	rr_AnnualReturn2018	(4.62%)
Annual Return 2019	rr_AnnualReturn2019	17.66%
Annual Return 2020	rr_AnnualReturn2020	(0.65%)
Annual Return 2021	rr_AnnualReturn2021	20.02%
Annual Return 2022	rr_AnnualReturn2022	(8.27%)
Annual Return 2023	rr_AnnualReturn2023	17.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.98%)
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	7.70%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Retail | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.40%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Retail | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.38%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Retail | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class A | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.05%
5 Years	rr_AverageAnnualReturnYear05	10.03%
10 Years	rr_AverageAnnualReturnYear10	7.06%
Retail | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[24]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.90%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,222
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,222
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	7.90%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Retail | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class C | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.05%
5 Years	rr_AverageAnnualReturnYear05	10.03%
10 Years	rr_AverageAnnualReturnYear10	7.06%
Retail | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05	8.96%
10 Years	rr_AverageAnnualReturnYear10	6.34%
Retail | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class I | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.05%
5 Years	rr_AverageAnnualReturnYear05	10.03%
10 Years	rr_AverageAnnualReturnYear10	7.06%
Retail | Thornburg Summit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to grow real wealth over time.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 160, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 214, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 92.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.17%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to grow real wealth over time. “Real wealth” for this purpose is a mix of capital appreciation and current income that is intended to exceed the rate of inflation. While the Fund seeks to achieve its goal over a variety of different market environments by selecting investments from a range of asset classes, the value of an investment in the Fund will fluctuate and the Fund may not achieve its goal in every environment or in all environments. Under normal conditions the Fund’s investments are expected to emphasize long positions in equity securities and fixed income obligations, though the Fund may also invest a significant amount of its assets in short positions in equity securities and fixed income obligations, in commodities-related investments, in derivative instruments, in currencies, and in cash or cash equivalents. There are no specific percentage limitations on the amount of the Fund’s portfolio that may be invested in a particular asset class, and the proportions of the Fund’s assets that are invested in the respective asset classes are expected to vary over time and from time to time depending upon Thornburg Investment Management, Inc.’s (“Thornburg”) perceptions of which types of investments represent better values and opportunities to achieve the Fund’s investment goal.

With respect to its equity investments, the Fund may invest in any stock or equity security, including common stocks, preferred stocks, convertible securities, warrants, depositary receipts, publicly traded real estate investment trusts, and shares in exchange traded funds. The Fund may invest in companies of any size. The Fund’s portfolio may include investments in United States issuers and the securities of issuers domiciled outside the United States, including developing countries. The relative proportions of the Fund’s U.S. and foreign investments will vary over time depending upon Thornburg’s view of specific investment opportunities and macroeconomic factors.

With respect to its fixed income investments, the Fund expects that under normal market conditions its investments will include the following types of obligations, which may be of any quality and of any maturity:

•bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds);

•mortgage-backed securities and other asset-backed securities;

•convertible debt obligations;

•obligations issued by foreign governments (including developing countries);

•collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”);

•obligations of the U.S. government and its agencies and sponsored enterprises;

•zero coupon bonds and “stripped” securities (including both income only and principal only securities); and

•taxable municipal obligations and participations in municipal obligations.

The Fund’s investments may include both long and short positions. A short sale involves the sale by the Fund of a security that the Fund does not own. The Fund borrows the security that it intends to sell from a broker or other institution, and at a later date the Fund completes the short sale by purchasing that same security on the open market and delivering it to the lending institution. The Fund may also seek to achieve short exposure to an investment through the use of derivative instruments, Allocating the Fund’s portfolio among long and short positions is intended to permit the Fund to pursue its investment goal with lower volatility relative to broad-based securities market indices. While the Fund expects under normal conditions to invest a larger portion of its portfolio in long positions than short positions, the relative proportions of long and short equity investments will vary, and its short positions may represent a significant portion of the Fund’s portfolio during some periods.

With respect to its commodities-related investments, the Fund may invest in exchange traded funds or in other, similar investment vehicles that invest in commodities, and the Fund may invest in commodity-linked derivative instruments whose value is based on the value of an underlying commodity or commodity index, such as commodity futures contracts, commodity forward contracts, and commodity options contracts. The Fund may also seek to obtain exposure to the investment returns of commodities markets by investing in equity and debt securities of companies that operate commodities-based businesses.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for equity and debt securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss or to change the portfolio’s average maturity, and the Fund may dispose of any of its investments if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund may also purchase or sell futures contracts or purchase or sell interest rate swaps or credit default swaps to hedge against a decline in the value of the Fund’s other investments, to obtain investment exposure to a particular asset class, or to establish a short position with respect to an investment.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in Summit Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares of the Fund for each full year shown. The average annual total return figures compare Class A and Class I share performance to the Blended Benchmark, comprised of 60% MSCI All Country World Index, which represents a broad measure of both domestic and foreign equity market performance, and 40% Bloomberg Global Aggregate Bond Index, which provides a broad-based measure of the global investment-grade fixed-rate debt markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Summit Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	7.58	12/31/2023
Lowest Quarterly Results	-9.62	6/30/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Retail | Thornburg Summit Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retail | Thornburg Summit Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retail | Thornburg Summit Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retail | Thornburg Summit Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retail | Thornburg Summit Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Retail | Thornburg Summit Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retail | Thornburg Summit Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retail | Thornburg Summit Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers and in depositary receipts may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Retail | Thornburg Summit Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries. Additionally, the market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Retail | Thornburg Summit Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced or the Fund may otherwise be unsuccessful in pursuing its investment goal if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retail | Thornburg Summit Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments. Additionally, because the Fund has to accrue income on zero coupon bonds on a current basis even though the Fund does not receive the income from those bonds currently in cash, zero coupon bonds subject the Fund to the risk of having to generate cash from other sources (including through the sale of portfolio securities) in order to make required distributions of the income accrued from its investments in zero coupon bonds.

Retail | Thornburg Summit Fund | Real Estate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Retail | Thornburg Summit Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retail | Thornburg Summit Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retail | Thornburg Summit Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulty in valuing or selling these investments.

Retail | Thornburg Summit Fund | High Yield Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Retail | Thornburg Summit Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. This effect is also typically more pronounced for zero coupon bonds and mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends, if any, may decline.

Retail | Thornburg Summit Fund | Prepayment and Extension Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Retail | Thornburg Summit Fund | Commodities-Related Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities-Related Investment Risk – Investments that expose the Fund to the commodities market, such as commodity-linked derivatives instruments or exchange traded funds or other investment vehicles that invest in commodities, may subject the Fund to greater volatility than investments in other securities. The value of a commodity-related investment may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, risks affecting derivatives when used to obtain commodities exposure, or factors affecting a particular industry or commodity.

Retail | Thornburg Summit Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk – The Fund’s investments in futures, interest rate swaps, and credit default swaps involve the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. The Fund’s investments in futures, interest rate swaps, and credit default swaps also involve the risk that the other party to the transaction will be unable or unwilling to perform its obligations to the Fund, that the Fund will be unable to sell or close its positions in such derivatives or will be delayed in doing so, and that the Fund will have difficulty valuing such derivatives.

Retail | Thornburg Summit Fund | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk – Although the Fund seeks to generate capital appreciation and current income that exceeds the rate of inflation over a variety of different market environments, there is no guarantee that the Fund will be able to do so at all times. If at any time the rate of inflation exceeds Thornburg’s expectations, or if for other reasons the Fund’s portfolio is unsuccessful in producing a mix of capital appreciation and current income that exceeds the rate of inflation, the Fund may not achieve its goal.

Retail | Thornburg Summit Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Sale Risk – A short sale involves the sale by the Fund of a security that the Fund has borrowed, but does not own, in anticipation of purchasing that same security at a lower price in the future in order to close the short position. If the value of the borrowed security increases between the date the Fund enters into the short sale and the date that the Fund buys that security to cover its short position, the Fund may experience a loss.

Retail | Thornburg Summit Fund | Structured Products Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage- and asset-backed securities and in CMOs, CDOs and CLOS, involve risks associated with the underlying assets (e.g., the risks of default by mortgagors whose mortgages are included in a mortgage-backed security or CMO), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, prepayment and extension risk, and the risk that the securities will be less liquid than other Fund investments.

Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSAMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[25]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[26]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none	[26]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	1.03%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.06%	[27]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 545
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,649
Annual Return 2023	rr_AnnualReturn2023	12.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.62%)
1 Year	rr_AverageAnnualReturnYear01	7.42%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2022
Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.77%)
Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class A | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSUMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[26]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none	[26]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.45%	[26]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%	[27]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,444
1 Year	rr_AverageAnnualReturnYear01	12.86%
Since Inception	rr_AverageAnnualReturnSinceInception	10.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class I | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Retirement | Thornburg Global Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment goal by investing primarily in a broad range of equity securities, including common stocks, preferred stocks and publicly traded real estate investment trusts. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including smaller companies with market capitalizations of less than $500 million.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon Thornburg’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled in or economically tied to countries outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares of the Fund vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI All Country World Net Total Return USD Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	21.70	6/30/2020
Lowest Quarterly Results	-24.86	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg Global Opportunities Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retirement | Thornburg Global Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retirement | Thornburg Global Opportunities Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retirement | Thornburg Global Opportunities Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retirement | Thornburg Global Opportunities Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retirement | Thornburg Global Opportunities Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg Global Opportunities Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retirement | Thornburg Global Opportunities Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retirement | Thornburg Global Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Retirement | Thornburg Global Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg Global Opportunities Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retirement | Thornburg Global Opportunities Fund | Real Estate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Retirement | Thornburg Global Opportunities Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg Global Opportunities Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retirement | Thornburg Global Opportunities Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg Global Opportunities Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Retirement | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THORX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	669
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,696
Annual Return 2014	rr_AnnualReturn2014	18.31%
Annual Return 2015	rr_AnnualReturn2015	0.95%
Annual Return 2016	rr_AnnualReturn2016	3.49%
Annual Return 2017	rr_AnnualReturn2017	21.37%
Annual Return 2018	rr_AnnualReturn2018	(21.07%)
Annual Return 2019	rr_AnnualReturn2019	28.09%
Annual Return 2020	rr_AnnualReturn2020	22.05%
Annual Return 2021	rr_AnnualReturn2021	14.18%
Annual Return 2022	rr_AnnualReturn2022	(10.52%)
Annual Return 2023	rr_AnnualReturn2023	15.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.86%)
1 Year	rr_AverageAnnualReturnYear01	15.69%
5 Years	rr_AverageAnnualReturnYear05	13.07%
10 Years	rr_AverageAnnualReturnYear10	8.15%
Retirement | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.78%
5 Years	rr_AverageAnnualReturnYear05	11.26%
10 Years	rr_AverageAnnualReturnYear10	7.15%
Retirement | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.79%
5 Years	rr_AverageAnnualReturnYear05	10.08%
10 Years	rr_AverageAnnualReturnYear10	6.38%
Retirement | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R3 | MSCI All Country World Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Retirement | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.00%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	590
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,065
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,376
1 Year	rr_AverageAnnualReturnYear01	15.78%
5 Years	rr_AverageAnnualReturnYear05	13.18%
10 Years	rr_AverageAnnualReturnYear10	8.25%
Retirement | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R4 | MSCI All Country World Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Retirement | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,436
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	13.63%
10 Years	rr_AverageAnnualReturnYear10	8.69%
Retirement | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R5 | MSCI All Country World Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Retirement | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THOGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,232
1 Year	rr_AverageAnnualReturnYear01	16.40%
5 Years	rr_AverageAnnualReturnYear05	13.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017
Retirement | Thornburg Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R6 | MSCI All Country World Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Retirement | Thornburg International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The goal of the Fund is to seek some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.13%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of non-U.S. companies and depositary receipts associated with such stocks. The Fund may invest in developing countries. Under normal conditions, the Fund will invest at least 80% of its net assets in common stocks or depositary receipts. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets in common stocks or depositary receipts may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in International Equity Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI All Country World ex USA Net Total Return USD Index (primary index) and the MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index (secondary index), each of which is a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in International Equity Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	18.53	12/31/2022
Lowest Quarterly Results	-19.56	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg International Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retirement | Thornburg International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retirement | Thornburg International Equity Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retirement | Thornburg International Equity Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retirement | Thornburg International Equity Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retirement | Thornburg International Equity Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg International Equity Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retirement | Thornburg International Equity Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retirement | Thornburg International Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retirement | Thornburg International Equity Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg International Equity Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retirement | Thornburg International Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg International Equity Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retirement | Thornburg International Equity Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg International Equity Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Retirement | Thornburg International Equity Fund | Risks Affecting Investments in China [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Investments in China – A significant portion of the Fund’s assets may be invested in companies exposed to China. Risks affecting investments in China include a potential downturn in the Chinese economy, reduced liquidity or increased price volatility in the Chinese securities markets as a result of trading suspensions affecting Chinese issuers or other factors, the potential that the Chinese government may expand restrictions on foreign investments or the repatriation of capital, and the implementation of new tariffs or other trade barriers by China or its trading partners. A lack of transparency respecting Chinese companies may also reduce the Fund’s ability to conduct diligence respecting those companies’ accounting and governance standards, which may in turn reduce the Fund’s ability to detect fraudulent practices that may adversely affect the companies’ stock prices.

Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGVRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,990
Annual Return 2014	rr_AnnualReturn2014	(6.06%)
Annual Return 2015	rr_AnnualReturn2015	6.07%
Annual Return 2016	rr_AnnualReturn2016	(2.88%)
Annual Return 2017	rr_AnnualReturn2017	24.78%
Annual Return 2018	rr_AnnualReturn2018	(20.22%)
Annual Return 2019	rr_AnnualReturn2019	28.39%
Annual Return 2020	rr_AnnualReturn2020	22.12%
Annual Return 2021	rr_AnnualReturn2021	7.10%
Annual Return 2022	rr_AnnualReturn2022	(17.13%)
Annual Return 2023	rr_AnnualReturn2023	15.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
1 Year	rr_AverageAnnualReturnYear01	15.45%
5 Years	rr_AverageAnnualReturnYear05	9.95%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.60%
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	2.47%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	7.44%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R3 | MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R3 | MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THVRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,741
1 Year	rr_AverageAnnualReturnYear01	15.70%
5 Years	rr_AverageAnnualReturnYear05	10.18%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R4 | MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R4 | MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIVRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,459
1 Year	rr_AverageAnnualReturnYear01	15.99%
5 Years	rr_AverageAnnualReturnYear05	10.46%
10 Years	rr_AverageAnnualReturnYear10	4.95%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R5 | MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R5 | MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TGIRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	497
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,133
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	10.68%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R6 | MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Retirement | Thornburg International Equity Fund | Thornburg International Equity Fund - Class R6 | MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Retirement | Thornburg International Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.24%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its net assets in foreign securities or depositary receipts of foreign securities. However, the Fund may own a variety of securities, including domestic equity securities. The Fund may invest in developing countries. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Growth Industry Leader: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Grower: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. This approach may at times produce a greater emphasis on investment in certain industries or economic sectors, such as technology, financial services, healthcare or biotechnology. The Fund does not have a strategy to invest in particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI All Country World ex USA Growth Net Total Return USD Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	25.89	6/30/2020
Lowest Quarterly Results	-17.77	12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg International Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retirement | Thornburg International Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retirement | Thornburg International Growth Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retirement | Thornburg International Growth Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retirement | Thornburg International Growth Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retirement | Thornburg International Growth Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg International Growth Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retirement | Thornburg International Growth Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retirement | Thornburg International Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Retirement | Thornburg International Growth Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg International Growth Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retirement | Thornburg International Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg International Growth Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retirement | Thornburg International Growth Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg International Growth Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies, including smaller, earlier stage companies, may involve additional risks. These risks may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Retirement | Thornburg International Growth Fund | Thornburg International Growth Fund - Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIGVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.90%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,137
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,527
Annual Return 2014	rr_AnnualReturn2014	(12.56%)
Annual Return 2015	rr_AnnualReturn2015	6.25%
Annual Return 2016	rr_AnnualReturn2016	(5.16%)
Annual Return 2017	rr_AnnualReturn2017	34.22%
Annual Return 2018	rr_AnnualReturn2018	(17.18%)
Annual Return 2019	rr_AnnualReturn2019	25.66%
Annual Return 2020	rr_AnnualReturn2020	33.64%
Annual Return 2021	rr_AnnualReturn2021	(4.69%)
Annual Return 2022	rr_AnnualReturn2022	(26.36%)
Annual Return 2023	rr_AnnualReturn2023	17.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.77%)
1 Year	rr_AverageAnnualReturnYear01	17.80%
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Retirement | Thornburg International Growth Fund | Thornburg International Growth Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.74%
5 Years	rr_AverageAnnualReturnYear05	6.29%
10 Years	rr_AverageAnnualReturnYear10	2.58%
Retirement | Thornburg International Growth Fund | Thornburg International Growth Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.54%
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Retirement | Thornburg International Growth Fund | Thornburg International Growth Fund - Class R3 | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Retirement | Thornburg International Growth Fund | Thornburg International Growth Fund - Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TINVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.91%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,027
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,289
1 Year	rr_AverageAnnualReturnYear01	17.93%
5 Years	rr_AverageAnnualReturnYear05	6.89%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Retirement | Thornburg International Growth Fund | Thornburg International Growth Fund - Class R4 | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Retirement | Thornburg International Growth Fund | Thornburg International Growth Fund - Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TINFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
1 Year	rr_AverageAnnualReturnYear01	18.43%
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years	rr_AverageAnnualReturnYear10	3.64%
Retirement | Thornburg International Growth Fund | Thornburg International Growth Fund - Class R5 | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Retirement | Thornburg International Growth Fund | Thornburg International Growth Fund - Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	18.53%
5 Years	rr_AverageAnnualReturnYear05	7.43%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Retirement | Thornburg International Growth Fund | Thornburg International Growth Fund - Class R6 | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Retirement | Thornburg Developing World Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Developing World Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment goal is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.64%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets in equity securities of issuers which Thornburg views as having substantial economic ties to one or more developing countries. The material factors that Thornburg considers when determining whether an issuer has substantial economic ties to a developing country include whether the issuer:

•is included in the MSCI Emerging Markets Index;

•is organized or headquartered in a developing country, or maintains most of its assets in one or more such countries;

•has a primary listing for its securities on a stock exchange of a developing country; or

•derives a majority of its profits, revenues, sales, or income from one or more developing countries.

Currently, Thornburg considers developing countries to include most Central and South American, African, Asian (including the Middle and Near East, and the Indian subcontinent) and Central and Eastern European nations.

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different developing countries.

The Fund’s policy of investing at least 80% of its net assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R5 shares have been different in each full year shown. The average annual total return figures compare Class R5 and Class R6 share performance to the MSCI Emerging Markets Net Total Return USD Index, which represents a broad measure of equity market performance of emerging markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R5 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	21.77	6/30/2020
Lowest Quarterly Results	-24.75	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class R5 shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R5 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg Developing World Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retirement | Thornburg Developing World Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retirement | Thornburg Developing World Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retirement | Thornburg Developing World Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retirement | Thornburg Developing World Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retirement | Thornburg Developing World Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg Developing World Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retirement | Thornburg Developing World Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

Retirement | Thornburg Developing World Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Retirement | Thornburg Developing World Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg Developing World Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Retirement | Thornburg Developing World Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg Developing World Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retirement | Thornburg Developing World Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg Developing World Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Retirement | Thornburg Developing World Fund | Risks Affecting Investments in China [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Investments in China – A significant portion of the Fund’s assets may be invested in companies exposed to China. Risks affecting investments in China include a potential downturn in the Chinese economy, reduced liquidity or increased price volatility in the Chinese securities markets as a result of trading suspensions affecting Chinese issuers or other factors, the potential that the Chinese government may expand restrictions on foreign investments or the repatriation of capital, and the implementation of new tariffs or other trade barriers by China or its trading partners. A lack of transparency respecting Chinese companies may also reduce the Fund’s ability to conduct diligence respecting those companies’ accounting and governance standards, which may in turn reduce the Fund’s ability to detect fraudulent practices that may adversely affect the companies’ stock prices.

Retirement | Thornburg Developing World Fund | Thornburg Developing World Fund Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THDRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[32]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,010
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,299
Annual Return 2014	rr_AnnualReturn2014	(2.69%)
Annual Return 2015	rr_AnnualReturn2015	(14.94%)
Annual Return 2016	rr_AnnualReturn2016	3.08%
Annual Return 2017	rr_AnnualReturn2017	35.84%
Annual Return 2018	rr_AnnualReturn2018	(14.88%)
Annual Return 2019	rr_AnnualReturn2019	29.53%
Annual Return 2020	rr_AnnualReturn2020	23.08%
Annual Return 2021	rr_AnnualReturn2021	(2.65%)
Annual Return 2022	rr_AnnualReturn2022	(25.51%)
Annual Return 2023	rr_AnnualReturn2023	6.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.75%)
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Retirement | Thornburg Developing World Fund | Thornburg Developing World Fund Class R5 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.71%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	1.59%
Retirement | Thornburg Developing World Fund | Thornburg Developing World Fund Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	1.35%
Retirement | Thornburg Developing World Fund | Thornburg Developing World Fund Class R5 | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Retirement | Thornburg Developing World Fund | Thornburg Developing World Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDWRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[32]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	652
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,474
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Retirement | Thornburg Developing World Fund | Thornburg Developing World Fund Class R6 | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Retirement | Thornburg Small/Mid Cap Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small/Mid Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary, non-fundamental goal of the Fund is to seek some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.54%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in small- and mid-capitalization companies. The Fund currently defines small- and mid-capitalization companies to be those within the market capitalization range comprised by the Russell 2500 Index – Total Return. As of November 30, 2023, the market capitalization range of the Russell 2500 Index – Total Return was approximately $23.93 million to $21.11 billion. The Russell 2500 Index – Total Return is completely reconstituted on an annual basis by the index provider, which generally results in updates to the capitalization range of the index and to the companies included in the index. The capitalization range of companies in which the Fund invests will in general also change annually to reflect the reconstitution of the index. The Fund may change the definition of what constitutes “small- and mid-capitalization companies” without advance notice to shareholders. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

The Fund expects to invest primarily in domestic common stocks. However, the Fund may own foreign common stocks which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

With its core approach to stock selection, the Fund seeks to invest in a broadly diversified portfolio of companies the Fund categorizes as basic values, consistent earners, and emerging franchises, as described in more detail below. The relative proportions of securities invested in each of those categories will vary over time.

Thornburg primarily takes a bottom-up, fundamental view in determining the attractiveness of individual securities and in making investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential

•durable business model

•industry growth potential

•innovation driving the potential to disrupt entrenched competitors

•intrinsic value appreciation potential

•potential size of addressable market

•management strength

•leverage

•return on invested capital

•valuation metrics, including: price/earnings (“PE”) ratio; enterprise value/revenue ratio; PE/growth rate ratio, enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio; and free cash flow yield.

Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth and profitability, and consistent cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets in small- and mid-capitalization companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to Russell 2500 Index—Total Return, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	18.90	6/30/2020
Lowest Quarterly Results	-26.31	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Retirement | Thornburg Small/Mid Cap Core Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retirement | Thornburg Small/Mid Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retirement | Thornburg Small/Mid Cap Core Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retirement | Thornburg Small/Mid Cap Core Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg Small/Mid Cap Core Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retirement | Thornburg Small/Mid Cap Core Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retirement | Thornburg Small/Mid Cap Core Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg Small/Mid Cap Core Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retirement | Thornburg Small/Mid Cap Core Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg Small/Mid Cap Core Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg Small/Mid Cap Core Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Retirement | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVRFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,204
Annual Return 2014	rr_AnnualReturn2014	11.51%
Annual Return 2015	rr_AnnualReturn2015	3.45%
Annual Return 2016	rr_AnnualReturn2016	6.65%
Annual Return 2017	rr_AnnualReturn2017	23.35%
Annual Return 2018	rr_AnnualReturn2018	(9.72%)
Annual Return 2019	rr_AnnualReturn2019	28.86%
Annual Return 2020	rr_AnnualReturn2020	11.70%
Annual Return 2021	rr_AnnualReturn2021	13.78%
Annual Return 2022	rr_AnnualReturn2022	(19.49%)
Annual Return 2023	rr_AnnualReturn2023	13.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.31%)
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	8.34%
10 Years	rr_AverageAnnualReturnYear10	7.42%
Retirement | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	6.60%
10 Years	rr_AverageAnnualReturnYear10	6.47%
Retirement | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	6.37%
10 Years	rr_AverageAnnualReturnYear10	5.87%
Retirement | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class R3 | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.42%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	8.36%
Retirement | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVIRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,551
1 Year	rr_AverageAnnualReturnYear01	13.32%
5 Years	rr_AverageAnnualReturnYear05	8.44%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Retirement | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class R4 | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.42%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	8.36%
Retirement | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TVRRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	473
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	874
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,996
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	8.73%
10 Years	rr_AverageAnnualReturnYear10	7.80%
Retirement | Thornburg Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class R5 | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.42%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	8.36%
Retirement | Thornburg Small/Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small/Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.46%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in small- and mid-capitalization companies. The Fund currently defines small- and mid-capitalization companies to be those within the market capitalization range comprised by the Russell 2500 Growth Index – Total Return. As of November 30, 2023, the market capitalization range of the Russell 2500 Growth Index – Total Return was approximately $23.93 million to $21.11 billion. The Russell 2500 Growth Index – Total Return is completely reconstituted on an annual basis by the index provider, which generally results in updates to the capitalization range of the index and to the companies included in the index. The capitalization range of companies in which the Fund invests will in general also change annually to reflect the reconstitution of the index. The Fund may change the definition of what constitutes “small- and mid-capitalization companies” without advance notice to shareholders. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

The Fund expects to invest primarily in domestic common stocks. However, the Fund may own foreign common stocks which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goal.

The Fund seeks to invest in a diversified portfolio of companies the Fund categorizes as consistent growers, disruptors, and emerging franchises, as described in more detail below. The relative proportions of securities invested in each of those categories will vary over time.

Thornburg primarily takes a bottom-up, fundamental view in determining the attractiveness of individual securities and in making investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential

•durable business model

•industry growth potential

•innovation driving the potential to disrupt entrenched competitors

•intrinsic value appreciation potential

•potential size of addressable market

•management strength

•leverage

•return on invested capital

•valuation metrics, including: price/earnings (“PE”) ratio; enterprise value/revenue ratio; PE/growth rate ratio, enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio; and free cash flow yield.

Thornburg typically categorizes the Fund’s equity investments in one of the following three categories:

Consistent Grower: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Disruptor: Companies which are at the early stages of growth; which usually possess highly innovative or differentiated products and services, but which may require substantial additional time or investment to capitalize on market opportunities and achieve profitability. Companies in this category often are in leadership positions in growing markets. These companies may operate in niche markets with large or dominant share.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents Thornburg’s opinion concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets in small- and mid-capitalization companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 2500 Growth Index—Total Return, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	30.91	6/30/2020
Lowest Quarterly Results	-24.91	6/30/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg Small/Mid Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Retirement | Thornburg Small/Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retirement | Thornburg Small/Mid Cap Growth Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retirement | Thornburg Small/Mid Cap Growth Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg Small/Mid Cap Growth Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Retirement | Thornburg Small/Mid Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retirement | Thornburg Small/Mid Cap Growth Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg Small/Mid Cap Growth Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retirement | Thornburg Small/Mid Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg Small/Mid Cap Growth Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg Small/Mid Cap Growth Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Retirement | Thornburg Small/Mid Cap Growth Fund | Information Technology Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Securities Risk – Information technology companies may at times be more vulnerable to product obsolescence caused by rapid technology changes, the failure to obtain or maintain intellectual property rights, the inability to develop new products, competition from new and existing market entrants, and changes in consumer preferences. Information technology stocks may also be more volatile than the overall market.

Retirement | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THCRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	998
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,216
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	2.68%
Annual Return 2016	rr_AnnualReturn2016	(2.46%)
Annual Return 2017	rr_AnnualReturn2017	23.79%
Annual Return 2018	rr_AnnualReturn2018	(2.72%)
Annual Return 2019	rr_AnnualReturn2019	28.72%
Annual Return 2020	rr_AnnualReturn2020	41.38%
Annual Return 2021	rr_AnnualReturn2021	(4.47%)
Annual Return 2022	rr_AnnualReturn2022	(34.21%)
Annual Return 2023	rr_AnnualReturn2023	19.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.91%)
1 Year	rr_AverageAnnualReturnYear01	19.54%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Retirement | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.54%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Retirement | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.57%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	4.32%
Retirement | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class R3 | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Retirement | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCGRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	832
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,550
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,454
1 Year	rr_AverageAnnualReturnYear01	19.68%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Retirement | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class R4 | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Retirement | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THGRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	788
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,795
1 Year	rr_AverageAnnualReturnYear01	20.19%
5 Years	rr_AverageAnnualReturnYear05	7.00%
10 Years	rr_AverageAnnualReturnYear10	5.67%
Retirement | Thornburg Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class R5 | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Retirement | Thornburg Investment Income Builder Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Investment Income Builder Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment goal is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.28%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its net assets in income-producing securities, and at least 50% of its net assets in common stocks. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

The Fund may invest in any stock or other equity security which Thornburg believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock and publicly traded real estate investment trusts. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD, which represents a broad measure of bond market performance, and 75% MSCI World Net Total Return USD Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class R3 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Total Returns	Quarter ended
Highest Quarterly Results	15.81	12/31/2020
Lowest Quarterly Results	-26.02	3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg Investment Income Builder Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Retirement | Thornburg Investment Income Builder Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Accordingly, the loss of money is a risk of investing in the Fund.
Retirement | Thornburg Investment Income Builder Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Retirement | Thornburg Investment Income Builder Fund | Cybersecurity and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Retirement | Thornburg Investment Income Builder Fund | Developing Country Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Retirement | Thornburg Investment Income Builder Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Retirement | Thornburg Investment Income Builder Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Retirement | Thornburg Investment Income Builder Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Retirement | Thornburg Investment Income Builder Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Retirement | Thornburg Investment Income Builder Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Retirement | Thornburg Investment Income Builder Fund | Market and Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Retirement | Thornburg Investment Income Builder Fund | Real Estate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Retirement | Thornburg Investment Income Builder Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Retirement | Thornburg Investment Income Builder Fund | Risks Affecting Specific Countries or Regions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Retirement | Thornburg Investment Income Builder Fund | Risks Affecting Specific Issuers [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Retirement | Thornburg Investment Income Builder Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulty in valuing or selling these investments.

Retirement | Thornburg Investment Income Builder Fund | High Yield Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Retirement | Thornburg Investment Income Builder Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Retirement | Thornburg Investment Income Builder Fund | Prepayment and Extension Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Retirement | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%	[35]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.54%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,965
Annual Return 2014	rr_AnnualReturn2014	4.28%
Annual Return 2015	rr_AnnualReturn2015	(5.72%)
Annual Return 2016	rr_AnnualReturn2016	9.17%
Annual Return 2017	rr_AnnualReturn2017	14.49%
Annual Return 2018	rr_AnnualReturn2018	(5.01%)
Annual Return 2019	rr_AnnualReturn2019	17.28%
Annual Return 2020	rr_AnnualReturn2020	(1.02%)
Annual Return 2021	rr_AnnualReturn2021	19.59%
Annual Return 2022	rr_AnnualReturn2022	(8.62%)
Annual Return 2023	rr_AnnualReturn2023	17.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.02%)
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	8.31%
10 Years	rr_AverageAnnualReturnYear10	5.69%
Retirement | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.37%
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	3.86%
Retirement | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.29%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	3.55%
Retirement | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class R3 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.05%
5 Years	rr_AverageAnnualReturnYear05	10.03%
10 Years	rr_AverageAnnualReturnYear10	7.06%
Retirement | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%	[35]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,765
1 Year	rr_AverageAnnualReturnYear01	17.53%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Retirement | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class R4 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.05%
5 Years	rr_AverageAnnualReturnYear05	10.03%
10 Years	rr_AverageAnnualReturnYear10	7.06%
Retirement | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%	[35]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.03%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	643
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,440
1 Year	rr_AverageAnnualReturnYear01	18.00%
5 Years	rr_AverageAnnualReturnYear05	8.85%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Retirement | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class R5 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.05%
5 Years	rr_AverageAnnualReturnYear05	10.03%
10 Years	rr_AverageAnnualReturnYear10	7.06%
Retirement | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIBOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%	[35]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.84%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,070
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017
Retirement | Thornburg Investment Income Builder Fund | Thornburg Investment Income Builder Fund - Class R6 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.05%
5 Years	rr_AverageAnnualReturnYear05	10.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%

[1]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[3]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.99%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[4]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[5]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[6]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.90%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[7]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[8]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[9]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 2.19% and 0.90%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[10]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[11]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[12]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.99%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025 unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.
[13]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[14]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[15]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 2.33% and 1.04%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[16]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[17]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 2.34% and 0.95%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[18]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[19]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[20]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[21]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 2.34% and 0.95%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[22]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[23]	The Total Annual Fund Operating Expenses do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
[24]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[25]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[26]	These expenses reflect the expenses the Fund will incur to sell securities short and interest expense on borrowed funds. These expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund’s investment advisor.
[27]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
[28]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.94% and 0.69%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025 unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.
[29]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.50%, 1.40%, 0.99%, and 0.85%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[30]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.36%, 1.16%, 0.90%, and 0.70%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[31]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.50%, 1.40%, 0.99%, and 0.89%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[32]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.04% and 0.94%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[33]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.31%, 1.21%, and 0.95%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[34]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.46%, 1.36%, and 0.95%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[35]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
[36]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5, and Class R6 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.50%, 1.40%, 0.99%, and 0.80% respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2025, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.